Shareholder Report, Average Annual Return (Details) 197882_Stone Ridge Diversified Alternatives Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	66 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	1.61%	8.00%	8.04%
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	4.34%	3.04%	2.77%